Subsequent events - Early loan repayment (Details) - Loan Issued Repayment [Member] € in Millions	Feb. 06, 2020 EUR (€)
Bonds Maturing February 2023 [Member] | Three months Euribor [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate (as a percent)	5.50%
SecureLink [member]
Disclosure of non-adjusting events after reporting period [line items]
Early repayment loan issued	€ 150